UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam Mortgage Opportunites Fund

The fund's portfolio
8/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (105.9%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)

Government National Mortgage Association Pass-Through Certificates 4.00%, TBA, 10/1/47	$1,000,000	$1,052,539

		1,052,539
U.S. Government Agency Mortgage Obligations (103.3%)

Federal National Mortgage Association Pass-Through Certificates
5.00%, TBA, 9/1/47	1,000,000	1,092,891
4.50%, TBA, 9/1/47	1,000,000	1,075,703
3.00%, TBA, 10/1/47	19,000,000	19,191,484
3.00%, TBA, 9/1/47	19,000,000	19,219,688
2.50%, TBA, 9/1/47	1,000,000	979,844

		41,559,610

Total U.S. government and agency mortgage obligations (cost $42,316,485)		$42,612,149

MORTGAGE-BACKED SECURITIES (68.5%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (35.9%)

Federal Home Loan Mortgage Corporation
Ser. 324, Class C21, IO, 6.00%, 6/15/39	$381,642	$94,799
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%, 5.723%, 3/15/41	288,523	54,200
IFB Ser. 4074, Class KS, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.473%, 2/15/41	167,373	26,570
IFB Ser. 4076, Class MS, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.473%, 7/15/40	1,344,152	190,037
IFB Ser. 3747, Class SA, IO (-1 x 1 Month US LIBOR) + 6.50%, 5.273%, 10/15/40	1,089,891	188,021
IFB Ser. 4421, Class PS, IO (-1 x 1 Month US LIBOR) + 6.18%, 4.953%, 2/15/44	165,508	19,447
IFB Ser. 4073, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.823%, 8/15/38	127,445	10,684
IFB Ser. 3984, Class DS, IO (-1 x 1 Month US LIBOR) + 5.95%, 4.723%, 1/15/42	1,445,099	228,506
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	501,013	81,599
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	898,804	151,163
Ser. 3714, Class KI, IO, 4.50%, 11/15/39	1,579,382	141,608
Ser. 4697, Class QI, IO, 4.00%, 7/15/47	442,799	69,639
Ser. 4663, Class PI, IO, 4.00%, 3/15/47	1,715,831	263,946
Ser. 4568, Class MI, IO, 4.00%, 4/15/46	111,783	16,768
Ser. 4530, Class TI, IO, 4.00%, 11/15/45	432,882	68,682
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	110,170	18,892
Ser. 4462, IO, 4.00%, 4/15/45	173,292	32,229
Ser. 4462, Class PI, IO, 4.00%, 4/15/45	179,389	26,979
Ser. 4425, IO, 4.00%, 1/15/45	160,922	24,710
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	93,731	17,406
Ser. 4389, Class IA, IO, 4.00%, 9/15/44	114,618	16,756
Ser. 4355, Class DI, IO, 4.00%, 3/15/44	94,155	9,571
Ser. 4299, Class JI, IO, 4.00%, 7/15/43	689,001	92,154
Ser. 4386, Class LI, IO, 4.00%, 2/15/43	157,384	18,940
Ser. 4694, Class GI, IO, 4.00%, 2/15/43	997,113	166,705
Ser. 4121, Class MI, IO, 4.00%, 10/15/42	180,887	33,690
Ser. 4000, Class LI, IO, 4.00%, 2/15/42	172,107	23,550
Ser. 4015, Class GI, IO, 4.00%, 3/15/27	411,469	45,297
Ser. 4604, Class QI, IO, 3.50%, 7/15/46	423,412	66,408
Ser. 4591, Class QI, IO, 3.50%, 4/15/46	276,547	40,984
Ser. 4580, Class ID, IO, 3.50%, 8/15/45	189,133	29,237
Ser. 4501, Class BI, IO, 3.50%, 10/15/43	106,694	13,528
Ser. 4531, Class PI, IO, 3.50%, 5/15/43	171,937	22,524
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	1,004,091	104,837
Ser. 4663, Class TI, IO, 3.50%, 10/15/42	775,662	70,779
Ser. 4182, Class PI, IO, 3.00%, 12/15/41	1,149,762	87,150
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	190,098	18,800
Ser. 4510, Class HI, IO, 3.00%, 3/15/40	954,943	70,269
Ser. 4666, Class AI, IO, 3.00%, 9/15/35	423,548	23,582

Federal National Mortgage Association
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 10.431%, 5/25/40	28,511	33,285
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	149,014	35,064
Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	186,002	15,842
IFB Ser. 12-58, Class SM, IO (-1 x 1 Month US LIBOR) + 6.50%, 5.266%, 6/25/42	281,212	48,260
IFB Ser. 10-35, Class SG, IO (-1 x 1 Month US LIBOR) + 6.40%, 5.166%, 4/25/40	364,760	72,952
Ser. 16-104, Class NI, IO, 5.00%, 4/25/38	293,200	10,629
IFB Ser. 13-41, Class SP, IO (-1 x 1 Month US LIBOR) + 6.20%, 4.966%, 6/25/40	202,257	20,873
IFB Ser. 12-86, Class CS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.866%, 4/25/39	167,436	15,167
IFB Ser. 12-68, Class BS, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.766%, 7/25/42	99,209	17,262
IFB Ser. 10-140, Class GS, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.766%, 7/25/39	186,850	18,298
Ser. 17-72, Class GI, IO, 4.00%, 8/16/47	927,000	139,050
Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	1,445,524	213,952
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	771,768	121,824
Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	128,200	19,651
Ser. 16-24, Class CI, IO, 4.00%, 2/25/46	85,117	12,010
Ser. 14-95, Class TI, IO, 4.00%, 5/25/39	322,439	26,594
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	459,853	69,461
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	397,307	56,560
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	279,606	36,786
Ser. 12-90, Class EI, IO, 3.50%, 2/25/39	229,515	19,222
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37	378,716	23,034
Ser. 16-50, Class PI, IO, 3.00%, 8/25/46	175,012	25,111
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	144,666	15,552
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	570,825	43,130
Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	1,175,802	87,912
Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	676,474	72,433
Ser. 12-147, Class AI, IO, 3.00%, 10/25/27	369,365	32,781

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	99,215	23,687
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	622,531	77,816
IFB Ser. 13-182, Class SP, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.469%, 12/20/43	200,575	37,953
IFB Ser. 11-148, Class SN, IO (-1 x 1 Month US LIBOR) + 6.69%, 5.462%, 11/16/41	294,475	66,640
IFB Ser. 11-156, Class SK, IO (-1 x 1 Month US LIBOR) + 6.60%, 5.369%, 4/20/38	90,828	19,755
IFB Ser. 10-50, Class QS, IO (-1 x 1 Month US LIBOR) + 6.55%, 5.319%, 12/20/38	344,283	22,809
IFB Ser. 10-3, Class MS, IO (-1 x 1 Month US LIBOR) + 6.55%, 5.319%, 11/20/38	550,494	30,789
IFB Ser. 10-62, Class SD, IO (-1 x 1 Month US LIBOR) + 6.49%, 5.259%, 5/20/40	120,973	21,427
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	417,692	84,746
Ser. 17-5, IO, 5.00%, 1/20/47	220,089	45,734
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	705,936	134,128
Ser. 16-42, IO, 5.00%, 2/20/46	1,019,640	198,983
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	212,162	42,963
Ser. 14-182, Class KI, IO, 5.00%, 10/20/44	69,323	14,064
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	67,156	13,775
Ser. 14-69, Class IG, IO, 5.00%, 9/20/43	456,234	84,350
Ser. 16-154, Class AI, IO, 5.00%, 2/20/41	268,405	16,200
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	47,633	9,928
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40	650,456	97,864
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	219,106	45,546
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	31,132	6,417
Ser. 16-154, Class IB, IO, 5.00%, 11/20/39	209,222	42,420
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	167,978	34,232
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	292,995	61,422
IFB Ser. 16-77, Class SL, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.919%, 3/20/43	1,360,309	167,222
IFB Ser. 16-77, Class SC, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.869%, 10/20/45	85,911	17,818
IFB Ser. 14-60, Class SE, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.869%, 4/20/44	118,386	18,966
IFB Ser. 13-182, Class SY, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.869%, 12/20/43	64,228	12,941
IFB Ser. 11-22, Class PS, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.769%, 7/20/40	274,886	27,041
IFB Ser. 10-134, Class ES, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.769%, 11/20/39	715,661	64,409
IFB Ser. 16-167, Class SB, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.769%, 4/20/38	343,322	16,708
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	392,926	77,112
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	184,851	24,984
Ser. 16-49, IO, 4.50%, 11/16/45	172,581	36,049
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	121,867	23,093
Ser. 16-129, Class PI, IO, 4.50%, 6/20/45	435,515	87,940
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	218,374	47,796
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	941,963	185,028
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	161,104	25,456
Ser. 16-99, Class IP, IO, 4.50%, 8/20/43	892,946	121,391
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	598,977	111,761
Ser. 12-129, IO, 4.50%, 11/16/42	280,824	63,208
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	149,874	27,579
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	1,779,512	180,426
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	136,606	26,318
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	100,756	18,899
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	44,695	8,373
Ser. 13-187, IO, 4.50%, 11/20/39	1,939,868	118,526
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	959,090	148,246
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	154,037	18,677
Ser. 16-69, IO, 4.00%, 5/20/46	183,394	28,147
Ser. 17-87, IO, 4.00%, 1/20/46	403,007	68,993
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	172,935	28,251
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	119,594	19,770
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45	701,470	106,546
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45	87,215	16,264
Ser. 15-50, IO, 4.00%, 4/20/45	97,897	14,050
Ser. 15-60, Class IP, IO, 4.00%, 4/20/45	301,802	54,080
Ser. 15-60, Class PI, IO, 4.00%, 4/20/45	329,866	59,376
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	319,505	68,047
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	171,329	27,381
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	175,848	26,001
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,710,696	275,850
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44	1,196,481	119,648
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44	738,359	135,880
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	855,074	152,317
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	807,066	130,695
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43	560,660	82,000
Ser. 12-122, Class PI, IO, 4.00%, 4/20/42	137,885	20,395
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	404,839	67,559
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	611,681	92,235
Ser. 14-115, Class EI, IO, 4.00%, 6/20/38	188,325	11,209
Ser. 17-114, Class DI, IO, 3.50%, 3/20/47	1,053,540	143,559
Ser. 17-130, Class NI, IO, 3.50%, 1/20/47	1,306,000	157,383
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	167,539	20,869
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	338,596	37,281
Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	646,372	83,513
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	276,253	43,590
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45	94,006	12,397
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	539,211	83,319
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	81,409	14,105
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43	190,272	21,247
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	129,917	17,837
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	132,779	17,126
Ser. 13-14, IO, 3.50%, 12/20/42	209,178	27,609
Ser. 12-104, Class QI, IO, 3.50%, 4/20/42	88,159	19,800
Ser. 12-51, Class GI, IO, 3.50%, 7/20/40	244,882	29,692
Ser. 14-39, Class LI, IO, 3.50%, 1/20/40	921,331	79,859
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	256,228	35,872
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	811,430	84,186
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	112,448	9,554
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28	1,354,065	109,842
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	242,061	24,896
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	129,039	13,110
Ser. 16-H14, Class AI, IO, 2.48%, 6/20/66(WAC)	212,538	24,867
Ser. 16-H23, Class NI, IO, 2.417%, 10/20/66(WAC)	431,394	53,407
Ser. 17-H04, Class BI, IO, 2.413%, 2/20/67(WAC)	1,107,090	152,745
Ser. 17-H08, Class DI, IO, 2.396%, 2/20/67(WAC)	167,774	26,844
Ser. 16-H18, Class QI, IO, 2.387%, 6/20/66(WAC)	124,965	15,724
FRB Ser. 15-H16, Class XI, IO, 2.382%, 7/20/65(WAC)	101,414	10,922
Ser. 17-H03, Class EI, IO, 2.38%, 1/20/67(WAC)	349,977	54,246
Ser. 17-H03, Class DI, IO, 2.377%, 12/20/66(WAC)	654,156	90,355
Ser. 10-H22, Class CI, IO, 2.337%, 10/20/60(WAC)	841,554	59,961
Ser. 17-H02, Class BI, IO, 2.328%, 1/20/67(WAC)	1,843,515	242,533
Ser. 15-H13, Class AI, IO, 2.31%, 6/20/65(WAC)	571,996	60,417
Ser. 17-H06, Class BI, IO, 2.305%, 2/20/67(WAC)	504,458	62,956
FRB Ser. 16-H16, Class DI, IO, 2.262%, 6/20/66(WAC)	366,327	44,417
Ser. 17-H16, Class JI, IO, 2.248%, 8/1/47	902,000	122,898
Ser. 17-H08, Class EI, IO, 2.236%, 2/20/67(WAC)	857,664	113,640
Ser. 17-H08, Class NI, IO, 2.211%, 3/20/67(WAC)	930,365	111,644
Ser. 15-H10, Class HI, IO, 2.179%, 4/20/65(WAC)	340,983	32,462
Ser. 17-H11, Class NI, IO, 2.167%, 5/20/67(WAC)	2,908,832	386,398
Ser. 17-H14, Class JI, IO, 2.14%, 6/20/67(WAC)	639,279	83,106
Ser. 16-H24, IO, 2.095%, 9/20/66(WAC)	587,040	69,711
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66(WAC)	297,869	31,276
Ser. 15-H20, Class CI, IO, 2.081%, 8/20/65(WAC)	174,616	18,436
Ser. 16-H06, Class HI, IO, 2.063%, 2/20/66	183,341	17,083
Ser. 15-H25, Class CI, IO, 2.033%, 10/20/65(WAC)	152,227	15,573
Ser. 15-H22, Class HI, IO, 2.033%, 8/20/65(WAC)	923,789	100,508
Ser. 15-H24, Class HI, IO, 2.031%, 9/20/65(WAC)	347,666	27,057
Ser. 16-H06, Class AI, IO, 1.987%, 2/20/66	530,053	50,909
Ser. 15-H26, Class DI, IO, 1.982%, 10/20/65(WAC)	148,376	15,342
Ser. 15-H03, Class DI, IO, 1.962%, 1/20/65(WAC)	493,605	45,807
Ser. 15-H15, Class JI, IO, 1.916%, 6/20/65(WAC)	294,724	29,738
Ser. 15-H25, Class BI, IO, 1.911%, 10/20/65(WAC)	245,699	24,840
Ser. 17-H09, Class DI, IO, 1.869%, 3/20/67(WAC)	724,638	74,391
Ser. 16-H02, Class HI, IO, 1.86%, 1/20/66(WAC)	442,826	39,987
Ser. 17-H11, Class DI, IO, 1.856%, 5/20/67(WAC)	595,840	71,128
Ser. 16-H04, Class KI, IO, 1.851%, 2/20/66(WAC)	133,071	11,145
Ser. 15-H04, Class AI, IO, 1.841%, 12/20/64(WAC)	1,053,354	93,485
Ser. 17-H09, Class HI, IO, 1.83%, 3/20/67(WAC)	1,382,956	164,226
Ser. 15-H25, Class EI, IO, 1.822%, 10/20/65(WAC)	193,088	17,648
Ser. 15-H23, Class DI, IO, 1.81%, 9/20/65(WAC)	194,275	18,271
Ser. 17-H16, Class IB, IO, 1.80%, 8/20/67(WAC)	1,598,000	160,799
Ser. 15-H20, Class AI, IO, 1.797%, 8/20/65(WAC)	168,143	15,452
Ser. 15-H18, Class IA, IO, 1.794%, 6/20/65(WAC)	244,657	18,423
Ser. 15-H10, Class CI, IO, 1.779%, 4/20/65(WAC)	179,249	16,861
Ser. 17-H09, IO, 1.776%, 4/20/67(WAC)	857,901	95,454
Ser. 15-H26, Class GI, IO, 1.762%, 10/20/65(WAC)	97,695	9,056
Ser. 17-H10, Class MI, IO, 1.741%, 4/20/67(WAC)	3,478,771	341,963
Ser. 17-H06, Class DI, IO, 1.74%, 2/20/67(WAC)	1,450,810	135,796
Ser. 15-H23, Class BI, IO, 1.70%, 9/20/65(WAC)	122,071	10,547
Ser. 15-H26, Class EI, IO, 1.683%, 10/20/65(WAC)	381,755	34,282
Ser. 17-H14, Class DI, IO, 1.677%, 6/20/67(WAC)	1,109,818	90,700
Ser. 14-H21, Class AI, IO, 1.663%, 10/20/64(WAC)	331,405	30,853
Ser. 15-H09, Class BI, IO, 1.659%, 3/20/65(WAC)	76,896	6,685
Ser. 14-H25, Class BI, IO, 1.652%, 12/20/64(WAC)	329,796	28,739
Ser. 16-H12, Class AI, IO, 1.628%, 7/20/65(WAC)	631,703	52,287
Ser. 13-H14, Class XI, IO, 1.619%, 3/20/63(WAC)	455,927	27,264
Ser. 15-H25, Class AI, IO, 1.585%, 9/20/65(WAC)	437,685	34,621
Ser. 15-H22, Class EI, IO, 1.582%, 8/20/65(WAC)	351,224	22,232
Ser. 15-H24, Class BI, IO, 1.582%, 8/20/65(WAC)	576,310	35,215
Ser. 17-H16, Class HI, IO, 1.576%, 8/23/47	1,046,000	96,755
Ser. 14-H13, Class BI, IO, 1.562%, 5/20/64(WAC)	369,757	24,959
Ser. 17-H14, Class EI, IO, 1.559%, 6/20/67(WAC)	2,580,217	227,382
Ser. 15-H14, Class BI, IO, 1.555%, 5/20/65(WAC)	574,022	34,461
Ser. 17-H06, Class EI, 1.545%, 2/20/67(WAC)	274,598	19,996
Ser. 17-H03, Class HI, IO, 1.545%, 1/20/67(WAC)	753,707	65,007
FRB Ser. 12-H23, Class WI, IO, 1.541%, 10/20/62(WAC)	1,054,946	59,171
Ser. 14-H23, Class BI, IO, 1.53%, 11/20/64(WAC)	107,018	9,208
Ser. 16-H25, Class GI, IO, 1.479%, 11/20/66(WAC)	1,207,065	74,190
Ser. 13-H24, Class AI, IO, 1.46%, 9/20/63(WAC)	800,372	46,104
Ser. 14-H08, Class CI, IO, 1.459%, 3/20/64(WAC)	224,460	14,652
Ser. 14-H06, Class BI, IO, 1.45%, 2/20/64(WAC)	332,037	20,382
Ser. 10-H19, Class BI, IO, 1.425%, 8/20/60(WAC)	537,161	37,411
Ser. 14-H08, Class BI, IO, 1.424%, 4/20/64(WAC)	257,700	22,227
Ser. 10-H20, Class IF, IO, 1.418%, 10/20/60(WAC)	728,426	45,527
Ser. 14-H09, Class AI, IO, 1.41%, 1/20/64(WAC)	259,232	15,554
Ser. 16-H08, Class GI, IO, 1.403%, 4/20/66(WAC)	312,950	20,255
Ser. 12-H06, Class AI, IO, 1.333%, 1/20/62(WAC)	1,147,730	61,690
Ser. 11-H08, Class GI, IO, 1.229%, 3/20/61(WAC)	394,778	18,831
FRB Ser. 11-H07, Class FI, IO, 1.205%, 2/20/61(WAC)	847,645	33,143
Ser. 12-H10, Class AI, IO, 1.19%, 12/20/61(WAC)	1,410,189	66,103
Ser. 15-H26, Class CI, IO, 0.614%, 8/20/65(WAC)	538,504	9,585

		14,460,221
Commercial mortgage-backed securities (13.7%)

Banc of America Commercial Mortgage Trust
Ser. 08-1, Class AJ, 6.529%, 2/10/51(WAC)	100,000	100,250
Ser. 06-4, Class AJ, 5.695%, 7/10/46(WAC)	4,083	4,110

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 6.09%, 9/11/42(WAC)	100,000	100,223

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	100,000	90,328

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 6.25%, 3/15/49(WAC)	7,090	7,056
FRB Ser. 06-C4, Class C, 6.25%, 3/15/49(WAC)	45,000	45,225

Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47(WAC)	148,000	133,045

COBALT CMBS Commercial Mortgage Trust
FRB Ser. 07-C3, Class AJ, 6.07%, 5/15/46(WAC)	239,635	243,912
Ser. 07-C2, Class AJFX, 5.568%, 4/15/47(WAC)	35,545	35,776

COMM Mortgage Pass-Through Certificates 144A FRB Ser. 12-CR3, Class E, 4.926%, 10/15/45(WAC)	200,000	175,638

COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.893%, 7/15/47(WAC)	210,000	184,463
Ser. 14-CR18, Class E, 3.60%, 7/15/47	100,000	63,957

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.52%, 2/15/41(WAC)	100,000	79,500

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46(WAC)	12,000	12,105

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45(WAC)	100,000	97,480
FRB Ser. 11-GC5, Class D, 5.565%, 8/10/44(WAC)	203,000	196,212
FRB Ser. 13-GC16, Class D, 5.498%, 11/10/46(WAC)	62,000	59,749
FRB Ser. 14-GC18, Class D, 5.109%, 1/10/47(WAC)	122,000	104,703

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class D, 4.222%, 7/15/45(WAC)	17,000	15,213

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C15, Class D, 5.249%, 11/15/45(WAC)	125,000	122,949
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47(WAC)	120,000	107,825
FRB Ser. 14-C24, Class D, 4.072%, 11/15/47(WAC)	193,000	166,328
FRB Ser. 14-C26, Class D, 4.068%, 1/15/48(WAC)	146,000	124,783
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	75,000	53,402
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	61,386

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 06-LDP7, Class B, 6.138%, 4/17/45(WAC)	74,000	11,100

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.307%, 5/15/45(WAC)	224,000	205,965
FRB Ser. 12-LC9, Class E, 4.53%, 12/15/47(WAC)	112,000	106,855
Ser. 13-C13, Class E, 3.986%, 1/15/46(WAC)	51,000	39,950
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	73,970

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class B, 5.472%, 9/15/39 (In default)(NON)(WAC)	130,000	12,350

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C11, Class C, 4.515%, 8/15/46(WAC)	19,000	18,540

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 5.056%, 4/15/47(WAC)	126,000	117,987
Ser. 14-C17, Class D, 4.854%, 8/15/47(WAC)	200,000	171,726
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	100,000	71,336
FRB Ser. 13-C10, Class D, 4.219%, 7/15/46(WAC)	125,000	115,105
Ser. 14-C15, Class F, 4.00%, 4/15/47	125,000	89,332
Ser. 14-C17, Class E, 3.50%, 8/15/47	100,000	64,911
Ser. 14-C18, Class D, 3.389%, 10/15/47	299,000	216,176
Ser. 15-C24, Class D, 3.257%, 5/15/48	19,000	13,985

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)	100,000	88,500
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)	21,345	21,184
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	100,000	94,135

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.508%, 1/11/43(WAC)	100,000	95,800
FRB Ser. 12-C4, Class E, 5.601%, 3/15/45(WAC)	250,000	224,171
FRB Ser. 11-C3, Class G, 5.327%, 7/15/49(WAC)	176,000	153,863

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.055%, 5/10/63(WAC)	38,000	31,812
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	58,000	38,221

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.924%, 10/15/45(WAC)	75,000	70,985
Ser. 14-LC18, Class D, 3.957%, 12/15/47(WAC)	83,000	69,334
Ser. 14-LC16, Class D, 3.938%, 8/15/50	47,000	38,166

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44(WAC)	75,000	77,277
Ser. 11-C4, Class D, 5.414%, 6/15/44(WAC)	206,000	206,410
FRB Ser. 14-C19, Class E, 5.135%, 3/15/47(WAC)	19,000	14,048
FRB Ser. 12-C7, Class D, 4.984%, 6/15/45(WAC)	100,000	96,438
FRB Ser. 12-C7, Class E, 4.984%, 6/15/45(WAC)	125,000	103,831
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46(WAC)	238,000	208,540
FRB Ser. 12-C10, Class D, 4.605%, 12/15/45(WAC)	153,000	135,931
Ser. 14-C19, Class D, 4.234%, 3/15/47	35,000	30,728

		5,514,280
Residential mortgage-backed securities (non-agency) (18.9%)

American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, 1 Month US LIBOR + 0.19%, 1.424%, 5/25/47	160,151	113,223

Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.634%, 9/25/35(WAC)	110,830	111,189
FRB Ser. 06-6, Class 1A1, 1 Month US LIBOR + 0.32%, 1.554%, 11/25/36	336,526	318,976

Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, 1 Month US LIBOR + 0.23%, 1.464%, 9/25/46	218,863	198,466

Bellemeade Re Ltd. 144A
FRB Ser. 15-1A, Class B1, 1 Month US LIBOR + 6.30%, 7.534%, 7/25/25 (Bermuda)	150,000	156,659
FRB Ser. 15-1A, Class M2, 1 Month US LIBOR + 4.30%, 5.534%, 7/25/25 (Bermuda)	138,921	141,862

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, 1 Month US LIBOR + 0.35%, 1.584%, 3/25/37	317,295	269,357
FRB Ser. 07-WFH3, Class M1, 1 Month US LIBOR + 0.26%, 1.494%, 6/25/37	250,000	230,000

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1 Month US LIBOR + 0.96%, 1.79%, 8/25/46	96,989	91,214
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 1.77%, 6/25/46	92,492	88,792
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.565%, 11/20/35	82,254	76,921
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.424%, 8/25/46	107,247	101,896

Countrywide Home Loan Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, 1 Month US LIBOR + 0.20%, 1.434%, 4/25/46	106,027	89,048

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 1 Month US LIBOR + 10.50%, 11.734%, 5/25/28	249,599	319,775
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 1 Month US LIBOR + 7.55%, 8.784%, 12/25/27	249,571	275,945
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, 1 Month US LIBOR + 5.15%, 6.384%, 10/25/29	250,000	257,386
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, 1 Month US LIBOR + 4.95%, 6.184%, 7/25/29	255,000	259,628

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, 1 Month US LIBOR + 12.75%, 13.984%, 10/25/28	134,987	190,716
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 1 Month US LIBOR + 12.25%, 13.484%, 9/25/28	94,966	123,701
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 1 Month US LIBOR + 11.75%, 12.984%, 10/25/28	135,000	171,984
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 1 Month US LIBOR + 11.75%, 12.984%, 8/25/28	90,992	115,271
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 1 Month US LIBOR + 6.00%, 7.234%, 9/25/28	85,000	97,348
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 6.934%, 4/25/28	193,000	216,627
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 6.784%, 4/25/28	255,000	280,715
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, 1 Month US LIBOR + 5.50%, 6.734%, 9/25/29	60,000	62,714
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 1 Month US LIBOR + 5.30%, 6.534%, 10/25/28	216,000	244,016
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 1 Month US LIBOR + 5.00%, 6.234%, 7/25/25	113,867	124,337
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, 1 Month US LIBOR + 4.85%, 6.084%, 10/25/29	228,000	230,531
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 1 Month US LIBOR + 4.55%, 5.784%, 2/25/25	55,963	59,362
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 1 Month US LIBOR + 4.30%, 5.534%, 2/25/25	123,358	131,116
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.234%, 5/25/25	14,116	14,811
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, 1 Month US LIBOR + 3.65%, 4.884%, 9/25/29	114,000	118,803
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 1 Month US LIBOR + 3.60%, 4.834%, 1/25/30	180,000	165,565
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, 1 Month US LIBOR + 3.55%, 4.784%, 7/25/29	278,000	288,805
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, 1 Month US LIBOR + 2.80%, 4.036%, 2/25/30	310,000	309,507

Federal National Mortgage Association 144A Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, 1 Month US LIBOR + 5.75%, 6.984%, 7/25/29	181,000	195,488

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 1 Month US LIBOR + 0.18%, 1.414%, 5/25/36	168,758	88,660

HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, 1 Month US LIBOR + 0.70%, 1.931%, 1/19/35	282,594	200,642

IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.633%, 6/25/36(WAC)	91,736	85,016

MortgageIT Trust FRB Ser. 05-3, Class M4, 1 Month US LIBOR + 0.945%, 2.179%, 8/25/35	63,888	57,127

Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, 1 Month US LIBOR + 6.00%, 6.984%, 4/25/27 (Bermuda)	220,000	225,534

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1 Month US LIBOR + 0.18%, 1.414%, 1/25/37	99,030	88,130

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.258%, 9/25/35(WAC)	179,909	184,927
FRB Ser. 04-AR12, Class A2B, 1 Month US LIBOR + 0.46%, 1.694%, 10/25/44	142,743	135,477
FRB Ser. 05-AR13, Class A1C4, 1 Month US LIBOR + 0.43%, 1.664%, 10/25/45	272,618	246,535

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR16, Class 6A4, 3.381%, 10/25/35(WAC)	35,416	35,790

		7,589,592

Total mortgage-backed securities (cost $27,753,726)		$27,564,093

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 16-5, Class A, 1 Month US LIBOR + 1.17%, 2.401%, 6/10/19	$78,000	$78,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.134%, 2/25/49	22,667	22,667

Total asset-backed securities (cost $100,667)		$100,667

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Oct-17/100.89	$6,000,000	$6,000,000	$33,378

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/100.91	2,000,000	2,000,000	13,472

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/100.05	2,000,000	2,000,000	14

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Oct-17/103.37	2,000,000	2,000,000	8,540

Total purchased options outstanding (cost $58,281)				$55,404

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)

Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value

Goldman Sachs International

2.0965/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.0965		$1,224,700	$7,569

2.015/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.015		459,000	2,754

1.995/3 month USD-LIBOR-BBA/Oct-27	Oct-17/1.995		459,000	2,511

1.95/3 month USD-LIBOR-BBA/Nov-27	Nov-17/1.95		459,000	2,047

(2.3015)/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.3015		1,224,700	465

JPMorgan Chase Bank N.A.

1.9777/3 month USD-LIBOR-BBA/Sep-27	Sep-17/1.9777		459,000	1,157

Total purchased swap options outstanding (cost $14,544)				$16,503

SHORT-TERM INVESTMENTS (34.9%)(a)
			Principal amount/shares	Value

Interest in $210,938,000 joint tri-party repurchase agreement dated 8/31/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 9/1/17 - maturity value of $4,383,129 for an effective yield of 1.060% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 4.500% and due dates ranging from 2/1/28 to 6/1/47, valued at $215,156,761)			$4,383,000	$4,383,000

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93%(P)		Shares	110,000	110,000

Putnam Short Term Investment Fund 1.15%(AFF)		Shares	7,469,635	7,469,635

U.S. Treasury Bills 1.035%, 12/7/17(SEGSF)(SEGCCS)			$852,000	849,759

U.S. Treasury Bills 1.029%, 12/14/17(SEGSF)			594,000	592,395

U.S. Treasury Bills 1.059%, 1/18/18(SEGSF)(SEGCCS)			351,000	349,633

U.S. Treasury Bills 1.039%, 1/11/18(SEGSF)(SEGCCS)			190,000	189,307

U.S. Treasury Bills 1.066%, 2/8/18(SEGSF)(SEGCCS)			116,000	115,463

Total short-term investments (cost $14,058,906)				$14,059,192

TOTAL INVESTMENTS

Total investments (cost $84,302,609)				$84,408,008

WRITTEN SWAP OPTIONS OUTSTANDING at 8/31/17 (premiums $14,545) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Notional/Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International

2.62/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.62	$459,000	$96
2.60/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.60	459,000	138
2.5525/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.5525	459,000	243
(1.899)/3 month USD-LIBOR-BBA/Sep-27	Sep-17/1.899	612,400	441
2.199/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.199	612,400	906
(2.199)/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.199	612,400	7,760
JPMorgan Chase Bank N.A.

2.5777/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.5777	459,000	9

Total			$9,593

WRITTEN OPTIONS OUTSTANDING at 8/31/17 (premiums $58,281) (Unaudited)

Counterparty	Expiration date/ strike price	Notional Amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/101.34	$2,000,000	$2,000,000	$9,496
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/101.78	2,000,000	2,000,000	6,416
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Oct-17/100.89	6,000,000	6,000,000	25,188
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/99.61	2,000,000	2,000,000	2
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/99.17	2,000,000	2,000,000	2
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Oct-17/103.37	2,000,000	2,000,000	6,668

Total				$47,772

TBA SALE COMMITMENTS OUTSTANDING at 8/31/17 (proceeds receivable $20,240,977) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 10/1/47	$1,000,000	10/12/17	$1,055,117
Federal National Mortgage Association, 3.00%, 9/1/47	19,000,000	9/13/17	19,219,688

Total			$20,274,805

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$20,742,200	$61,915	(E)	$41,956	9/20/19	1.70% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	$(19,955)
		152,100	1,720	(E)	(795)	9/20/27	3 month USD-LIBOR-BBA - Quarterly	2.20% - Semiannually	925
		2,926,300	18,126	(E)	6,150	9/20/22	1.90% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(11,976)
		813,400	12,648	(E)	(8,614)	9/20/47	3 month USD-LIBOR-BBA - Quarterly	2.45% - Semiannually	4,034
		386,700	3,123		(5)	6/27/27	2.15% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(3,689)
		4,854,000	5,805		(18)	6/30/19	1.583% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(7,843)
		936,000	14,662		(12)	7/5/27	2.2345% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(15,967)
		780,000	17,704		(10)	7/5/27	2.312% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(18,885)
		347,000	8,034		(5)	7/5/27	2.317% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(8,562)
		320,000	7,405		(4)	7/7/27	2.317% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(7,873)
		16,500	446		—	8/7/27	2.3625% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(458)
		664,000	18,005		(9)	7/11/27	3 month USD-LIBOR-BBA - Quarterly	2.361% - Semiannually	18,922
		18,000	503		—	8/9/27	2.3725% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(515)
		748,000	14,847		(10)	7/17/27	3 month USD-LIBOR-BBA - Quarterly	2.2815% - Semiannually	15,677
		137,000	2,501		(2)	7/19/27	2.264% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(2,646)
		138,000	1,738		(2)	7/20/27	2.202% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(1,871)
		789,000	11,188		(10)	7/25/27	3 month USD-LIBOR-BBA - Quarterly	2.22% - Semiannually	11,836
		628,000	8,391		(8)	7/26/27	2.211% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(8,901)
		35,000	650		—	8/7/27	3 month USD-LIBOR-BBA - Quarterly	2.27% - Semiannually	671
		598,000	12,211		(8)	7/27/27	2.2885% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(12,724)
		635,000	12,125		(8)	7/28/27	2.274% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(12,644)
		48,693	927		(1)	8/9/27	3 month USD-LIBOR-BBA - Quarterly	2.275% - Semiannually	954
		98,000	1,764	(E)	(1)	10/3/27	2.2777% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(1,766)
		135,000	2,511	(E)	(2)	11/2/27	2.295% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(2,513)
		459,000	8,558		3,057	9/5/27	2.2725% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(5,501)
		918,000	9,504		(3,067)	9/5/27	3 month USD-LIBOR-BBA - Quarterly	2.1825% - Semiannually	6,437
		136,000	1,945	(E)	(2)	11/7/27	2.25% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(1,946)
		919,000	6,210		(2,304)	8/29/27	3 month USD-LIBOR-BBA - Quarterly	2.1425% - Semiannually	3,859
		459,000	6,271		2,292	8/29/27	2.2175% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(3,957)
		262,000	2,783		(3)	8/7/27	3 month USD-LIBOR-BBA - Quarterly	2.183% - Semiannually	2,922
		262,000	3,377		(3)	8/7/27	3 month USD-LIBOR-BBA - Quarterly	2.2077% - Semiannually	3,520
		1,597,000	19,961		(21)	8/8/27	3 month USD-LIBOR-BBA - Quarterly	2.2035% - Semiannually	20,791
		1,131,000	17,192		(15)	8/9/27	2.233% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(17,803)
		330,000	2,459		(893)	8/30/27	3 month USD-LIBOR-BBA - Quarterly	2.15% - Semiannually	1,561
		165,000	2,786		1,236	8/30/27	2.2525% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(1,548)
		33,000	367		—	8/30/27	3 month USD-LIBOR-BBA - Quarterly	2.19% - Semiannually	367
		287,300	1,465		(2)	8/29/27	2.1245% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(1,452)
		287,300	1,337		(2)	8/29/27	2.11965% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(1,324)
		287,300	1,535		(2)	8/29/27	2.12713% - Semiannually	3 month USD-LIBOR-BBA- Quarterly	(1,522)
		1,610,000	2,563		(12)	8/31/27	3 month USD-LIBOR-BBA - Quarterly	2.05% - Semiannually	(2,633)

	Total		$38,841						$(83,998)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/17 (Unaudited)

Swap counterparty/ Notional amount	Value		Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
$63,080	$61,473		$—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	$1,011
50,187	48,909		$—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	805
143,594	140,417		$—	1/12/43	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	1,980
Credit Suisse International
298,062	291,469		$—	1/12/41	3.50% ( 1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(4,109)
113,267	110,382		$—	1/12/41	4.00% ( 1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(1,816)
28,936	28,148		$—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(520)
25,649	25,002		$—	1/12/44	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(415)
Goldman Sachs International
31,576	30,716		$—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(567)
154,469	151,052		$—	1/12/43	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	2,129
9,491	9,356		$—	1/12/44	(3.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools - Monthly	61
JPMorgan Securities LLC
17,430	16,990		$—	1/12/44	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(282)
43,079	41,991		$—	1/12/44	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	697

Upfront premium received			—			Unrealized appreciation	6,683
Upfront premium (paid)			—			Unrealized depreciation	(7,709)

		Total	$—			Total	$(1,026)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING - PROTECTION SOLD at 8/31/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BBB-/P	$34	$6,000	$651	1/17/47	300 bp - Monthly	$(614)
	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	8,153	60,000	8,442	5/11/63	300 bp - Monthly	(254)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	842	16,000	696	5/11/63	200 bp - Monthly	152
	CMBX NA A.7 Index	A/P	1,178	32,000	877	1/17/47	200 bp - Monthly	313
	CMBX NA BB.6 Index	BB/P	69,142	358,000	77,507	5/11/63	500 bp - Monthly	(8,016)
	CMBX NA BBB-.6 Index	BBB-/P	9,751	77,000	10,834	5/11/63	300 bp - Monthly	(1,038)
	CMBX NA BBB-.6 Index	BBB-/P	12,423	107,000	15,055	5/11/63	300 bp - Monthly	(2,570)
	CMBX NA BBB-.6 Index	BBB-/P	12,951	113,000	15,899	5/11/63	300 bp - Monthly	(2,882)
	CMBX NA BBB-.6 Index	BBB-/P	14,905	141,000	19,839	5/11/63	300 bp - Monthly	(4,851)
	CMBX NA BBB-.6 Index	BBB-/P	19,262	178,000	25,045	5/11/63	300 bp - Monthly	(5,679)
	CMBX NA BBB-.6 Index	BBB-/P	58,852	513,000	72,179	5/11/63	300 bp - Monthly	(13,028)
	CMBX NA BBB-.6 Index	BBB-/P	306,970	2,871,000	403,950	5/11/63	300 bp - Monthly	(95,305)
	CMBX NA BBB-.7 Index	BBB-/P	1,107	14,000	1,519	1/17/47	300 bp - Monthly	(404)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	2,279	1/17/47	300 bp - Monthly	(887)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	1,769	34,000	1,479	5/11/63	200 bp - Monthly	304
	CMBX NA A.6 Index	A/P	1,721	34,000	1,479	5/11/63	200 bp - Monthly	255
	CMBX NA A.6 Index	A/P	1,721	34,000	1,479	5/11/63	200 bp - Monthly	255
	CMBX NA BBB-.6 Index	BBB-/P	68	1,000	141	5/11/63	300 bp - Monthly	(72)
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	141	5/11/63	300 bp - Monthly	(61)
	CMBX NA BBB-.6 Index	BBB-/P	520	6,000	844	5/11/63	300 bp - Monthly	(321)
	CMBX NA BBB-.6 Index	BBB-/P	758	7,000	985	5/11/63	300 bp - Monthly	(223)
	CMBX NA BBB-.6 Index	BBB-/P	780	7,000	985	5/11/63	300 bp - Monthly	(201)
	CMBX NA BBB-.6 Index	BBB-/P	580	7,000	985	5/11/63	300 bp - Monthly	(401)
	CMBX NA BBB-.6 Index	BBB-/P	844	10,000	1,407	5/11/63	300 bp - Monthly	(557)
	CMBX NA BBB-.6 Index	BBB-/P	1,433	13,000	1,829	5/11/63	300 bp - Monthly	(388)
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	2,111	5/11/63	300 bp - Monthly	(836)
	CMBX NA BBB-.6 Index	BBB-/P	1,382	16,000	2,251	5/11/63	300 bp - Monthly	(860)
	CMBX NA BBB-.6 Index	BBB-/P	4,589	41,000	5,769	5/11/63	300 bp - Monthly	(1,156)
	CMBX NA BBB-.6 Index	BBB-/P	4,408	47,000	6,613	5/11/63	300 bp - Monthly	(2,177)
	CMBX NA BBB-.6 Index	BBB-/P	6,102	52,000	7,316	5/11/63	300 bp - Monthly	(1,184)
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	8,583	5/11/63	300 bp - Monthly	(1,740)
	CMBX NA BBB-.6 Index	BBB-/P	6,807	61,000	8,583	5/11/63	300 bp - Monthly	(1,740)
	CMBX NA BBB-.6 Index	BBB-/P	5,717	63,000	8,864	5/11/63	300 bp - Monthly	(3,110)
	CMBX NA BBB-.6 Index	BBB-/P	7,574	70,000	9,849	5/11/63	300 bp - Monthly	(2,234)
	CMBX NA BBB-.6 Index	BBB-/P	7,603	70,000	9,849	5/11/63	300 bp - Monthly	(2,205)
	CMBX NA BBB-.6 Index	BBB-/P	5,788	77,000	10,834	5/11/63	300 bp - Monthly	(5,001)
	CMBX NA BBB-.6 Index	BBB-/P	19,769	166,000	23,356	5/11/63	300 bp - Monthly	(3,491)
	CMBX NA BBB-.6 Index	BBB-/P	22,689	192,000	27,014	5/11/63	300 bp - Monthly	(4,213)
	CMBX NA BBB-.6 Index	BBB-/P	22,767	192,000	27,014	5/11/63	300 bp - Monthly	(4,135)
	CMBX NA BBB-.6 Index	BBB-/P	21,601	197,000	27,718	5/11/63	300 bp - Monthly	(6,002)
	CMBX NA BBB-.6 Index	BBB-/P	30,317	249,000	35,034	5/11/63	300 bp - Monthly	(4,572)
	CMBX NA BBB-.6 Index	BBB-/P	37,025	300,000	42,210	5/11/63	300 bp - Monthly	(5,010)
	CMBX NA BBB-.6 Index	BBB-/P	34,253	310,000	43,617	5/11/63	300 bp - Monthly	(9,184)
	CMBX NA BBB-.6 Index	BBB-/P	44,305	316,000	44,461	5/11/63	300 bp - Monthly	(156)
	CMBX NA BBB-.6 Index	BBB-/P	29,572	344,000	48,401	5/11/63	300 bp - Monthly	(18,628)
	CMBX NA BBB-.6 Index	BBB-/P	36,557	350,000	49,245	5/11/63	300 bp - Monthly	(12,484)
	CMBX NA BBB-.6 Index	BBB-/P	79,608	693,000	97,505	5/11/63	300 bp - Monthly	(17,493)
	CMBX NA BBB-.7 Index	BBB-/P	370	5,000	543	1/17/47	300 bp - Monthly	(170)
	CMBX NA BBB-.7 Index	BBB-/P	4,227	52,000	5,642	1/17/47	300 bp - Monthly	(1,384)
	CMBX NA BBB-.7 Index	BBB-/P	4,856	57,000	6,185	1/17/47	300 bp - Monthly	(1,296)
	CMBX NA BBB-.7 Index	BBB-/P	7,472	86,000	9,331	1/17/47	300 bp - Monthly	(1,809)
	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	876	6,000	844	5/11/63	300 bp - Monthly	35
	CMBX NA BBB-.6 Index	BBB-/P	987	7,000	985	5/11/63	300 bp - Monthly	2
	CMBX NA BBB-.6 Index	BBB-/P	769	7,000	985	5/11/63	300 bp - Monthly	(212)
	CMBX NA BBB-.6 Index	BBB-/P	785	7,000	985	5/11/63	300 bp - Monthly	(196)
	CMBX NA BBB-.6 Index	BBB-/P	596	7,000	985	5/11/63	300 bp - Monthly	(385)
	CMBX NA BBB-.6 Index	BBB-/P	912	8,000	1,126	5/11/63	300 bp - Monthly	(209)
	CMBX NA BBB-.6 Index	BBB-/P	1,101	10,000	1,407	5/11/63	300 bp - Monthly	(301)
	CMBX NA BBB-.6 Index	BBB-/P	1,362	12,000	1,688	5/11/63	300 bp - Monthly	(320)
	CMBX NA BBB-.6 Index	BBB-/P	1,364	12,000	1,688	5/11/63	300 bp - Monthly	(317)
	CMBX NA BBB-.6 Index	BBB-/P	1,589	13,000	1,829	5/11/63	300 bp - Monthly	(233)
	CMBX NA BBB-.6 Index	BBB-/P	1,589	13,000	1,829	5/11/63	300 bp - Monthly	(233)
	CMBX NA BBB-.6 Index	BBB-/P	1,570	16,000	2,251	5/11/63	300 bp - Monthly	(671)
	CMBX NA BBB-.6 Index	BBB-/P	1,876	17,000	2,392	5/11/63	300 bp - Monthly	(506)
	CMBX NA BBB-.6 Index	BBB-/P	2,190	20,000	2,814	5/11/63	300 bp - Monthly	(612)
	CMBX NA BBB-.6 Index	BBB-/P	2,454	22,000	3,095	5/11/63	300 bp - Monthly	(628)
	CMBX NA BBB-.6 Index	BBB-/P	3,459	24,000	3,377	5/11/63	300 bp - Monthly	96
	CMBX NA BBB-.6 Index	BBB-/P	3,517	30,000	4,221	5/11/63	300 bp - Monthly	(686)
	CMBX NA BBB-.6 Index	BBB-/P	4,625	37,000	5,206	5/11/63	300 bp - Monthly	(559)
	CMBX NA BBB-.6 Index	BBB-/P	4,123	37,000	5,206	5/11/63	300 bp - Monthly	(1,062)
	CMBX NA BBB-.6 Index	BBB-/P	4,854	37,000	5,206	5/11/63	300 bp - Monthly	(330)
	CMBX NA BBB-.6 Index	BBB-/P	4,882	39,000	5,487	5/11/63	300 bp - Monthly	(583)
	CMBX NA BBB-.6 Index	BBB-/P	4,889	40,000	5,628	5/11/63	300 bp - Monthly	(716)
	CMBX NA BBB-.6 Index	BBB-/P	4,523	43,000	6,050	5/11/63	300 bp - Monthly	(1,502)
	CMBX NA BBB-.6 Index	BBB-/P	4,779	43,000	6,050	5/11/63	300 bp - Monthly	(1,246)
	CMBX NA BBB-.6 Index	BBB-/P	6,406	44,000	6,191	5/11/63	300 bp - Monthly	241
	CMBX NA BBB-.6 Index	BBB-/P	6,027	51,000	7,176	5/11/63	300 bp - Monthly	(1,119)
	CMBX NA BBB-.6 Index	BBB-/P	8,262	75,000	10,553	5/11/63	300 bp - Monthly	(2,247)
	CMBX NA BBB-.6 Index	BBB-/P	9,325	84,000	11,819	5/11/63	300 bp - Monthly	(2,445)
	CMBX NA BBB-.6 Index	BBB-/P	13,178	102,000	14,351	5/11/63	300 bp - Monthly	(1,113)
	CMBX NA BBB-.6 Index	BBB-/P	14,116	114,000	16,040	5/11/63	300 bp - Monthly	(1,857)
	CMBX NA BBB-.6 Index	BBB-/P	18,614	143,000	20,120	5/11/63	300 bp - Monthly	(1,422)
	CMBX NA BBB-.6 Index	BBB-/P	25,460	172,000	24,200	5/11/63	300 bp - Monthly	1,360
	CMBX NA BBB-.6 Index	BBB-/P	25,460	172,000	24,200	5/11/63	300 bp - Monthly	1,360
	CMBX NA BBB-.6 Index	BBB-/P	20,241	193,000	27,155	5/11/63	300 bp - Monthly	(6,802)
	CMBX NA BBB-.6 Index	BBB-/P	30,207	218,000	30,673	5/11/63	300 bp - Monthly	(338)
	CMBX NA BBB-.6 Index	BBB-/P	23,243	218,000	30,673	5/11/63	300 bp - Monthly	(7,302)
	CMBX NA BBB-.6 Index	BBB-/P	30,778	257,000	36,160	5/11/63	300 bp - Monthly	(5,232)
	CMBX NA BBB-.6 Index	BBB-/P	37,564	286,000	40,240	5/11/63	300 bp - Monthly	(2,509)
	CMBX NA BBB-.6 Index	BBB-/P	37,312	309,000	43,476	5/11/63	300 bp - Monthly	(5,984)
	CMBX NA BBB-.6 Index	BBB-/P	37,312	309,000	43,476	5/11/63	300 bp - Monthly	(5,984)
	CMBX NA BBB-.6 Index	BBB-/P	42,224	341,000	47,979	5/11/63	300 bp - Monthly	(5,556)
	CMBX NA BBB-.6 Index	BBB-/P	36,705	350,000	49,245	5/11/63	300 bp - Monthly	(12,336)
	CMBX NA BBB-.6 Index	BBB-/P	58,526	430,000	60,501	5/11/63	300 bp - Monthly	(1,725)
	CMBX NA BBB-.6 Index	BBB-/P	57,154	500,000	70,350	5/11/63	300 bp - Monthly	(12,905)
	CMBX NA BBB-.6 Index	BBB-/P	104,237	1,000,000	140,700	5/11/63	300 bp - Monthly	(35,878)

	Upfront premium received		1,682,675			Unrealized appreciation		4,373
	Upfront premium (paid)		—		Unrealized depreciation			(374,283)

		Total	$1,682,675				Total	$(369,910)

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 30, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Credit Suisse International
	CMBX NA BB.7 Index	$(103,298)	$628,000	$110,968	1/17/47	(500 bp) - Monthly	$7,059
	Goldman Sachs International
	CMBX NA BB.7 Index	(3,027)	20,000	3,534	1/17/47	(500 bp) - Monthly	488
	CMBX NA BB.7 Index	(16,738)	99,000	17,493	1/17/47	(500 bp) - Monthly	659
	CMBX NA BB.7 Index	(1,218)	6,000	1,060	1/17/47	(500 bp) - Monthly	(164)
	CMBX NA BB.7 Index	(983)	6,000	1,060	1/17/47	(500 bp) - Monthly	71
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(8,124)	52,000	9,188	1/17/47	(500 bp) - Monthly	1,014
	CMBX NA BB.7 Index	(5,847)	36,000	6,361	1/17/47	(500 bp) - Monthly	480
	CMBX NA BB.7 Index	(5,433)	34,000	6,008	1/17/47	(500 bp) - Monthly	542
	CMBX NA BB.7 Index	(5,261)	32,000	5,654	1/17/47	(500 bp) - Monthly	362
	CMBX NA BB.7 Index	(1,367)	9,000	1,590	1/17/47	(500 bp) - Monthly	215
	CMBX NA BBB-.7 Index	(781)	7,000	760	1/17/47	(300 bp) - Monthly	(22)
	CMBX NA BBB-.7 Index	(598)	7,000	760	1/17/47	(300 bp) - Monthly	157

	Upfront premium received	—			Unrealized appreciation		11,047
	Upfront premium (paid)	(152,675)			Unrealized depreciation		(186)

	Total	$(152,675)				Total	$10,861

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $40,254,589.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 5/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/2017

Short-term investments
	Putnam Short Term Investment Fund*	5,269,289	2,650,346	450,000	20,814	7,469,635
	Total Short-term investments	$5,269,289	$2,650,346	$450,000	$20,814	$7,469,635

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,769,263.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $256,031.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools.
At the close of the reporting period, the fund maintained liquid assets totaling $24,777,479 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,887,461 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,769,263 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$100,667	$—
Mortgage-backed securities	—	27,338,559	225,534
Purchased options outstanding	—	55,404	—
Purchased swap options outstanding	—	16,503	—
U.S. government and agency mortgage obligations	—	42,612,149	—
Short-term investments	7,579,635	6,479,557	—

Totals by level	$7,579,635	$76,602,839	$225,534

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	—	(47,772)	—
Written swap options outstanding	—	(9,593)	—
TBA sale commitments	—	(20,274,805)	—
Interest rate swap contracts	—	(122,839)	—
Total return swap contracts	—	(1,026)	—
Credit default contracts	—	(1,889,049)	—

Totals by level	$—	$(22,345,084)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$163,536	$2,052,585
Interest rate contracts	186,796	296,119

Total	$350,332	$2,348,704

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$11,000,000
Purchased swap option contracts (contract amount)		$5,400,000
Written TBA commitment option contracts (contract amount)		$14,000,000
Written swap option contracts (contract amount)		$3,800,000
Centrally cleared interest rate swap contracts (notional)		$47,100,000
OTC total return swap contracts (notional)		$2,000,000
OTC credit default contracts (notional)		$14,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017